UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                              --------------------

Check here if Amendment [   ]; Amendment Number:
                                                ------
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Partners Management Co., Inc.
Address: 1829 Reisterstown Road
         Suite 420
         Baltimore, Maryland  21208

Form 13F File Number:  28-04120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark D. Lerner
Title:   Vice President
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

        /s/ Mark D. Lerner               Baltimore, Maryland         08/14/2006
        ---------------------------      -----------------------     ----------
             [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0
                                        --------------

Form 13F Information Table Entry Total: 111
                                        --------------

Form 13F Information Table Value Total: $2,760,164
                                        --------------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F
                                           Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                       CLASS                     VALUE        SHRS OR   SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER         TITLE        CUSIP      (X$1,000)      PRN AMT   PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- --------- --------
Advanced Digital Info   COM        007525108         467      39,706    SH           SOLE                   SOLE

Agilent Tech Inc        COM        00846U101       6,141     194,574    SH           SOLE                   SOLE

AK Stl Hldg Corp        COM        001547108       8,954     647,400    SH           SOLE                   SOLE

American Retirement     COM        028913101       8,192     250,000    SH           SOLE                   SOLE

Amsouth Bancorp         COM        032165102       3,306     125,000    SH           SOLE                   SOLE

Aramark Corp            CL B       038521100      80,428   2,429,100    SH           SOLE                   SOLE

Atmel Corp              COM        049513104       2,775     500,000    SH           SOLE                   SOLE

Aztar Corp              COM        054802103      60,999   1,173,952    SH           SOLE                   SOLE

Biomet Inc              COM        090613100       9,235     295,135    SH           SOLE                   SOLE

BJS Whlsle Club Inc     COM        05548J106      33,016   1,164,600    SH           SOLE                   SOLE

BOC Group PLC       SPONSORED ADR  055617609      32,264     551,528    SH           SOLE                   SOLE

Boston Scientific       COM        101137107     106,347   6,315,125    SH           SOLE                   SOLE

Boston Scientific       COM        101137107      30,144   1,790,000    SH  CALL     SOLE                                      NONE

Boston Scientific       COM        101137107       1,684     100,000    SH   PUT     SOLE                                      NONE


                                        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F
                                           Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                       CLASS                     VALUE        SHRS OR   SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER         TITLE        CUSIP      (X$1,000)      PRN AMT   PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- --------- --------

Brinks Co               COM        109696104      60,722   1,076,440    SH           SOLE                   SOLE

Cablevision Sys Cp  CLANYCABLVS    12686C109      15,512     723,170    SH           SOLE                   SOLE

Capital One Finl Corp   COM        14040H105      54,218     634,500    SH           SOLE                   SOLE

Carramerica Rlty Corp   COM        144418100      23,344     524,000    SH           SOLE                   SOLE

CBS Corp New            CL A       124857103       1,569      58,000    SH           SOLE                   SOLE

CBS Corp New            CL B       124857202      42,392   1,567,190    SH           SOLE                   SOLE

Cedar Shopping Ctrs   COM NEW      150602209      12,570     853,952    SH           SOLE                   SOLE

Cendant Corp            COM        151313103      54,181   3,326,000    SH           SOLE                   SOLE

Computer Sciences       COM        205363104      25,862     533,900    SH           SOLE                   SOLE

Constellation Energy    COM        210371100      20,445     375,000    SH           SOLE                   SOLE

Cypress Semi Corp       COM        232806109      16,618   1,142,900    SH           SOLE                   SOLE

Dime Bancorp Inc    *WExp99/99/99  25429Q110         355   1,615,000    SH           SOLE                   SOLE

Emdeon Corp             COM        290849108      15,992   1,288,653    SH           SOLE                   SOLE

Emmis Comm. Corp        CL A       291525103       6,466     413,404    SH           SOLE                   SOLE

Endesa SA           SPONSORED ADR  29258N107      39,186   1,220,000    SH           SOLE                   SOLE

Excel Technology Inc    COM        30067T103       4,805     160,604    SH           SOLE                   SOLE


                                        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F
                                           Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                       CLASS                     VALUE        SHRS OR   SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER         TITLE        CUSIP      (X$1,000)      PRN AMT   PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- --------- --------
Falconbridge Ltd        COM        306104100      50,229     950,400    SH           SOLE                   SOLE

Fargo Electronics Inc   COM        30744P102       1,303      51,300    SH           SOLE                   SOLE

Federal Home Ln Mtg Cp  COM        313400301      34,822     610,800    SH           SOLE                   SOLE

Federal Natl Mtg Assn   COM        313586109      32,424     674,100    SH           SOLE                   SOLE

Federal Natl Mtg Assn   COM        313586109       4,810     100,000    SH  CALL     SOLE                                      NONE

First Data Corp         COM        319963104      12,404     275,400    SH           SOLE                   SOLE

Fisher Scientific I   COM NEW      338032204      75,263   1,030,300    SH           SOLE                   SOLE

Fisher Scientific I   COM NEW      338032204       3,653      50,000    SH  CALL     SOLE                                      NONE

FPL Group Inc           COM        302571104      14,483     350,000    SH           SOLE                   SOLE

Gentek Inc            COM NEW      37245X203      27,063   1,007,938    SH           SOLE                   SOLE

Grupo TMM SA       SP ADR A SHS    40051D105       7,570   1,860,000    SH           SOLE                   SOLE

Highwoods Pptys Inc     COM        431284108       5,427     150,000    SH           SOLE                   SOLE

Houston Exploration     COM        442120101      11,491     187,800    SH           SOLE                   SOLE

Identix Inc             COM        451906101      17,372   2,485,229    SH           SOLE                   SOLE

IMAX Corp               COM        45245E109      14,683   1,602,948    SH           SOLE                   SOLE

Inco Ltd                COM        453258402      72,987   1,107,540    SH           SOLE                   SOLE


                                        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F
                                           Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                       CLASS                     VALUE        SHRS OR   SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER         TITLE        CUSIP      (X$1,000)      PRN AMT   PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- --------- --------
Intermagnetics Gen      COM        458771102         741      27,449    SH           SOLE                   SOLE

JPMorgan Chase & Co     COM        46625H100      27,682     659,100    SH  CALL     SOLE                                      NONE

Jo-Ann Stores Inc       COM        47758P307       8,837     603,200    SH           SOLE                   SOLE

Jones Apparel Group     COM        480074103         785      24,700    SH           SOLE                   SOLE

Kerr-McGee Corp         COM        492386107      31,665     456,600    SH           SOLE                   SOLE

Kerzner Intl Ltd        SHS        P6065Y107      35,367     446,100    SH           SOLE                   SOLE

Kinder Morgan Inc       COM        49455P101      70,595     706,729    SH           SOLE                   SOLE

Koninklijke Ahold   SPON ADR NEW   500467303       6,920     800,000    SH           SOLE                   SOLE

Liberty Media Hld   CAPCOM SER A   53071M302       5,432      64,846    SH           SOLE                   SOLE

Liberty Media Hld   INTCOM SER A   53071M104       5,596     324,236    SH           SOLE                   SOLE

Ligand Pharma Inc       CL B       53220K207       7,819     925,300    SH           SOLE                   SOLE

Loews Corp              COM        540424108      12,762     360,000    SH           SOLE                   SOLE

Massey Energy Corp      COM        576206106      34,574     960,400    SH           SOLE                   SOLE

Maverick Tube Corp      COM        577914104      40,359     638,700    SH           SOLE                   SOLE


                                        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F
                                           Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                       CLASS                     VALUE        SHRS OR   SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER         TITLE        CUSIP      (X$1,000)      PRN AMT   PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- --------- --------
McClatchy Co            CL A       579489105      14,476     360,826    SH           SOLE                   SOLE

McGraw Hill Cos Inc     COM        580645109      47,784     951,300    SH           SOLE                   SOLE

Michaels Stores Inc     COM        594087108      56,503   1,370,100    SH           SOLE                   SOLE

Millicom Intl Celllr  SHS NEW      L6388F110      35,283     776,656    SH           SOLE                   SOLE

Mirant Corp New         COM        60467R100       7,370     275,000    SH           SOLE                   SOLE

Mittal Steel Co NV  NY REGSH CL A  60684P101      28,775     943,122    SH           SOLE                   SOLE

Morgan Stanley        COM NEW      617446448      10,980     173,700    SH           SOLE                   SOLE

MTR Gaming Group        COM        553769100      11,170   1,190,857    SH           SOLE                   SOLE

NCO Group Inc           COM        628858102       8,613     325,765    SH           SOLE                   SOLE

North Fork Banc NY      COM        659424105      19,610     650,000    SH           SOLE                   SOLE

Northwestern Corp     COM NEW      668074305       5,917     172,261    SH           SOLE                   SOLE

NRG Energy Inc        COM NEW      629377508       3,613      75,000    SH           SOLE                   SOLE

NTL Inc DEL             COM        62941W101      49,395   1,983,730    SH           SOLE                   SOLE

Panamsat Hldg Corp      COM        69831Y105      69,314   2,774,800    SH           SOLE                   SOLE

Portugal Tel SGPS   SPONSORED ADR  737273102      26,145   2,169,700    SH           SOLE                   SOLE

Pfizer Inc              COM        717081103      13,859     590,500    SH  CALL     SOLE                                      NONE



                                        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F
                                           Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                       CLASS                     VALUE        SHRS OR   SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER         TITLE        CUSIP      (X$1,000)      PRN AMT   PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- --------- --------
Phelps Dodge Corp       COM        717265102      36,972     450,000    SH  CALL     SOLE                                      NONE

Quantum Corp          COM DSSG     747906204       3,034   1,158,021    SH           SOLE                   SOLE

Retail Ventures Inc     COM        76128Y102       5,959     334,400    SH           SOLE                   SOLE

Rite Aid Corp           COM        767754104       4,530   1,068,500    SH           SOLE                   SOLE

Russell Corp            COM        782352108       4,468     246,025    SH           SOLE                   SOLE

Saks Inc                COM        79377W108      28,866   1,785,200    SH           SOLE                   SOLE

SCO Group Inc           COM        78403A106       5,782   1,410,229    SH           SOLE                   SOLE

Serologicals Corp       COM        817523103      58,686   1,866,600    SH           SOLE                   SOLE

Shurgard Storage Ctrs   COM        82567D104      25,499     408,000    SH           SOLE                   SOLE

Smart & Final Inc       COM        831683107         290      17,200    SH           SOLE                   SOLE

Sovereign Bancorp Inc   COM        845905108      14,081     693,315    SH           SOLE                   SOLE

Sprint Nextel Corp    COM FON      852061100      99,093   4,957,113    SH           SOLE                   SOLE

Sprint Nextel Corp    COM FON      852061100      19,990   1,000,000    SH  CALL     SOLE                                      NONE

Stone Energy Corp       COM        861642106      61,872   1,329,156    SH           SOLE                   SOLE

Streettracks SER TR SPDR HOMEBUILD 86330E745       7,645     225,000    SH           SOLE                   SOLE


                                        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F
                                           Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                       CLASS                     VALUE        SHRS OR   SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER         TITLE        CUSIP      (X$1,000)      PRN AMT   PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- --------- --------
Suez                SPONSORED ADR  864686100      18,996     455,000    SH           SOLE                   SOLE

Sunpower Corp         COM CL A     867652109      14,352     512,204    SH           SOLE                   SOLE

Symantec Corp           COM        871503108      19,386   1,247,461    SH           SOLE                   SOLE

Symantec Corp           COM        871503108       1,554     100,000    SH  CALL     SOLE                                      NONE

Theravance Inc          COM        88338T104      57,285   2,503,722    SH           SOLE                   SOLE

Thermo Electron Corp    COM        883556102      11,086     305,900    SH           SOLE                   SOLE

Time Warner Inc         COM        887317105      37,102   2,144,600    SH           SOLE                   SOLE

Toll Brothers Inc       COM        889478103       7,663     299,700    SH           SOLE                   SOLE

Tribune Co New          COM        896047107       6,994     215,200    SH           SOLE                   SOLE

Tyco Intl Ltd New       COM        902124106     112,772   4,100,786    SH           SOLE                   SOLE

Tyco Intl Ltd New       COM        902124106      22,000     800,000    SH  CALL     SOLE                                      NONE

Univision Comm Inc      CL A       914906102      34,126   1,018,699    SH           SOLE                   SOLE

USG Corp              COM NEW      903293405      32,969     452,061    SH           SOLE                   SOLE

Verigy Ltd              SHS        Y93691106       3,391     215,000    SH           SOLE                   SOLE


                                        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F
                                           Quarter Ended June 30, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                       CLASS                     VALUE        SHRS OR   SH/ PUT/ INVESTMENT OTHER    ------------------------------
NAME OF ISSUER         TITLE        CUSIP      (X$1,000)      PRN AMT   PRN CALL DISCRETION MANAGERS       SOLE    SHARED      NONE
------------------------------------------------------------------------------------------- ---------- --------- --------- --------
Verizon Communications  COM        92343V104      76,655   2,288,886    SH           SOLE                   SOLE

Viacom Inc New          CL A       92553P102       2,085      58,000    SH           SOLE                   SOLE

Viacom Inc New          CL B       92553P201      30,184     842,190    SH           SOLE                   SOLE

Viewpoint Corp          COM        92672P108       3,710   2,120,250    SH           SOLE                   SOLE

West Corp               COM        952355105      11,803     246,366    SH           SOLE                   SOLE

Williams Cos Inc Del    COM        969457100      17,170     735,000    SH           SOLE                   SOLE
